Members of the Supervisory Board (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
MembersofManagementBoardLineItems [Line Items]
Compensation paid	€ 14,252	€ 11,349	€ 5,753
Supervisory Board Members [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid	€ 112	€ 110